Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Acquisition
Acquisition

FitWhey Brands Inc. (acquisition of the assets of BFIT Brands, LLC)

On July 25, 2018, the Company purchased the assets of BFIT Brands, LLC, an Arizona-based company. The acquired assets include the cash, accounts receivable, inventory, FitWhey trademark, recipes and formulas of BFIT’s FitWhey branded water-based protein drinks containing caffeine and a vitamin-B pack. The Company paid $230,438 including common stock issued to the owners of BFIT of $75,000, forgiveness of a note receivable of $80,000 plus accrued interest of $438, and $75,000 to be paid to the owners of BFIT over time based on 5% of net sales of FitWhey products. No liabilities were assumed by the Company in the transaction.

The purchase price of the assets of BFIT Brands, LLC assets was preliminarily allocated as follows:

Purchase Price
Common stock issued	$75,000
Note payable and accrued interest forgiven	80,438
Earnout liability	75,000
Total	$230,438

Allocation
Cash	$15,612
Accounts receivable	5,763
Inventory	76,922
Software	31,000
Formulas	12,500
Trademark	2,500
Goodwill	86,141
Total	$230,438

The Company is obtaining an outside valuation of these assets.

The following represents the unaudited pro forma statement of operations of the Company for the three months ended March 31, 2018 had FitWhey been acquired on January 1, 2018:

Sales	$89,018
Cost of Sales	129,171
Gross Loss	(40,453)
Operating Expenses	1,158,299
Loss From Operations	(1,198,452)
Other Expenses	1,165,643
Loss Before Income Tax Provision	(2,364,095)
Income Tax Provision	—
Net Loss	$(2,364,095)
Net Loss Per Common Share-Basic and Diluted	$(0.03)
Weighted Average Shares Outstanding	68,366,399

Rocky Mountain High Water Company LLC

In July 2016, the Company entered into a business alliance with Poafpybitty Family, LLC to launch Eagle Spirit Spring Water, a line of purified, high-alkaline spring water sourced from Native American tribal land in Oklahoma. The agreement calls for the Company to pay a royalty on each gallon of water collected at the spring. Production of filtered spring water filled bottles commenced in August 2016 and sales began in October 2016.

In consideration for the 20-year water and surface rights, and a related 10-year renewal option, the Company paid Poafpybitty Family, LLC cash payments of $22,500 and issued a warrant for 500,000 shares of the Company’s common stock exercisable at $.03 per share over a three-year period beginning July 27, 2016.

The agreement grants the Company an exclusive right to develop land adjacent to the spring for commercial purposes as agreed to by both parties. Additionally, the Company has agreed to grow hemp for experimental or commercial purposes on the land within three years.

On November 12, 2016, the agreement with the Poafpybitty Family was amended to give the Company a controlling voting interest of 75% of WaterCo, while the Poafpybitty Family received 51% of the equity interest. The amended agreement is being accounted for as a step-acquisition, with the resulting goodwill of $59,163 included in other assets. During the six months ended December 31, 2017, the Company obtained an outside valuation of the rights to use the land and obtain the water described in the agreement. As a result of that analysis and the continued operating losses by the Company’s spring water business, the Company determined that its investment, including the related goodwill, was fully impaired. The Company recorded an impairment expense of $59,163 as of November 12, 2017. As a result of the step-acquisition, beginning on November 12, 2016 the operations of WaterCo are consolidated in the financial statements of RMHB.

FitWhey Brands Inc. (acquisition of the assets of BFIT Brands, LLC)

On July 25, 2018, the Company purchased the assets of BFIT Brands, LLC, an Arizona-based company. The acquired assets include the cash, accounts receivable, inventory, FitWhey trademark, recipes and formulas of BFIT’s FitWhey branded water-based protein drinks containing caffeine and a vitamin-B pack. The Company paid $230,438 including common stock issued to the owners of BFIT of $75,000, forgiveness of a note receivable of $80,000 plus accrued interest of $438, and $75,000 to be paid to the owners of BFIT over time based on 5% of net sales of FitWhey products. No liabilities were assumed by the Company in the transaction.

The purchase price of the assets of BFIT Brands, LLC assets was allocated as follows:

Purchase Price
Common stock issued	$75,000
Note payable and accrued interest forgiven	80,438
Earnout liability	75,000
Total	$230,438

Allocation
Cash	$15,612
Accounts receivable	5,763
Inventory	76,922
Software	$31,000
Formulas	12,500
Trademark	2,500
Goodwill	86,141
Total	$230,438

The Company is obtaining an outside valuation of these assets.

The following represents the unaudited pro forma statement of operations of the Company for the year ended December 31, 2018 had FitWhey been acquired on January 1, 2018:

Year Ended December 31, 2018
Sales	$448,685
Cost of Sales	465,400
Inventory Obsolescence	25,145
Gross Loss	(41,860)
Operating Expenses	4,577,323
Loss From Operations	(4,619,183)
Other Expenses	535,142
Loss Before Income Tax Provision	(5,154,325)
Income Tax Provision	—
Net Loss	$(5,154,325)
Net Income Loss Per Common Share-Basic and Diluted	$(0.00)
Weighted Average Shares Outstanding	1,605,719,345